Goodwill	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Goodwill
9. Goodwill
The movement in goodwill balance as at March 31, 2024 and 2023 is as follows:
Carrying amount

Total
Balance as at April 1, 2022	$123,537
Goodwill arising on acquisitions (Refer Note 4(a),4(b), 4(c), 4(d))	238,725
Translation adjustment	(8,617)

Balance as at March 31, 2023	$353,645

Goodwill arising on acquisitions (Refer Note 4(a),4(b))	(530)
Translation adjustment	3,235

Balance as at March 31, 2024	$356,350

The carrying value of goodwill allocated to the cash generating units (“CGU”) as at March 31, 2023 is as follows:

As at
March 31,
2023
Vuram	$105,959
The Smart Cube	86,819
HealthHelp	39,082
Research and Analytics	38,787
Denali	29,542
OptiBuy	26,400
Insurance	15,410
WNS Global BPM*	4,735
South Africa	3,713
Technology services	3,198

$353,645

*	Excludes South Africa, Research and Analytics, Technology services, Denali, HealthHelp, Vuram, The Smart Cube, OptiBuy and Insurance goodwill.
Effective April 1, 2023, the Company adopted a new organizational structure featuring four strategic business units (“SBUs”), which resulted in certain changes to its operating segments and the level within the company at which goodwill is monitored for internal management purposes. The Company re-allocated goodwill basis relative value approach as at April 1, 2023. In addition, the Company completed an assessment of any potential goodwill impairment for all its group of CGUs immediately prior to the reallocation and determined that no impairment existed.
The carrying value of goodwill allocated to the Group of CGUs as at March 31, 2024 is as follows:

As at
March 31, 2024
TSLU	$14,018
MRHP	189,022
HCLS	60,786
BFSI	92,524

$356,350

Key assumptions on which the Company has based its determination of VIUs include:

a)	Estimated cash flows for five years based on management approved internal budgets with extrapolation for the remaining period, wherever such budgets were shorter than five years period.

b)
Terminal value arrived by extrapolating last forecasted year cash flows to perpetuity using long-term growth rates. These long-term growth rates take into consideration external macro-economic sources of data. Such long-term growth rate considered does not exceed that of the relevant business and industry sector.

c)	The discount rates used are based on weighted average cost of capital of a comparable market participant, which are adjusted for specific country risks.
The key assumptions used in performing the impairment test during the year ended March 31, 2024 and March 31, 2023, by each group of CGUs/ CGUs, were as follows:

	Group of CGU’s
	TSLU	MRHP	HCLS	BFSI
Discount rate	13.4%	13.1%	13.1%	13.3%
Perpetual growth rate	2.0%	2.0%	2.0%	2.0%

	CGU’s
	WNS Global BPM*	South Africa	Denali	Research and Analytics	HealthHelp	Technology Services	Vuram	Insurance	Smart Cube	Optibuy
Discount rate	14.3%	17%	11.5%	14.3%	11.5%	11.6%	13.5%	14.3%	12.0%	11.6%
Perpetual growth rate	4.0%	3.0%	2.5%	4.0%	2.5%	2.0%	3.0%	4.0%	3.0%	2.5%

*	Excludes South Africa, Research and Analytics, Technology services, Denali, HealthHelp, Vuram, Smart Cube, Optibuy and Insurance CGUs.
The assumptions used were based on the Company’s management approved internal budgets. The Company projected revenue, operating margins and cash flows for a period of five years and applied a perpetual long-term growth rate thereafter.
In arriving at its forecasts, the Company considered past experience, economic trends and inflation as well as industry and market trends. The projections also took into account factors such as the expected impact from new client wins and expansion from existing client’s businesses and efficiency initiatives, and the maturity of the markets in which each business operates.
Based on the above, no impairment was identified during the year ended March 31, 2024, as the recoverable amount of the group of CGUs exceeded the carrying value.
An analysis of the calculation’s sensitivity to a change in the key parameters (revenue growth, operating margin, discount rate and perpetual growth rate) did not identify any probable scenarios where the other group of CGU’s recoverable amount would fall below its carrying amount.